SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance, opening	$ (91,533)	$ (86,016)
Interest costs	(2,330)	(4,638)
Current service cost	(2,944)	(5,860)
Actuary loss for change of assumptions	244	485
Translation differences	1,911	4,496
Balance, ending	$ (94,652)	$ (91,533)